Statements of Earnings (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 1,394	$ 1,273	$ 2,643	$ 2,469
General and administrative expenses [member]
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 1,394	$ 1,273	$ 2,643	$ 2,469